LEASES - Disclosure of Other Information Related to Lease Term and Discount Rate (Detail)	Dec. 31, 2025	Dec. 31, 2024
Lessee Operating Lease and Finance Lease Other Information Related to Lease Term and Discount Rate [Abstract]
Operating leases, Weighted average remaining lease term	18 years 7 months 6 days	18 years 10 months 24 days
Finance leases, Weighted average remaining lease term	7 years 6 months	8 years 6 months
Operating leases, Weighted average discount rate	15.36%	14.52%
Finance leases, Weighted average discount rate	10.70%	10.70%